UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Falcon Investment Management LLC
         ----------------------------------------
Address: 4350 Von Karman Avenue, 4th Floor
         ----------------------------------------
         Newport Beach, California 92660
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 -
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Richard Merage
              -----------------------------------------------
 Title:       President
              -----------------------------------------------
 Phone:       (949) 474-5804
              -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard Merage           Newport Beach, CA            05/14/2008
------------------------    ------------------------   ------------------------
       [Signature]                [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  [None]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------

Form 13F Information Table Entry Total:        119
                                        -----------------

Form 13F Information Table Value Total: $  114,911
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE

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      COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN             COLUMN 8
                                                                                                  7
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                                Title                        Shrs/
                                 of               Value      Prn    Share/ Put/   Investment  Other            Voting Authority
    Name of Issuer              Class   Cusip    (X$1000)    Amount Prn    Call   Discretion  Managers     Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------



99 CENTS ONLY STORES CMN        COM   65440K106   1,854     187,500                  SOLE              187,500
A.D.A.M., INC. CMN              COM   00088U108   2,147     308,967                  SOLE              308,967
ABB LTD SPONSORED ADR CMN       COM   000375204     135       5,000                 OTHER                             5,000
ALTRIA GROUP INC CMN            COM   02209S103     111       5,000                  SOLE                5,000
AMERICA MOVIL SAB DE CV
  SPONSORED ADR CMN SERIES L    COM   02364W105      84       1,325                 OTHER                             1,325
AMERICREDIT CORP CMN            COM   03060R101   2,773     275,400                  SOLE              275,400
AMERICREDIT CORP CMN            COM   03060R101   2,014     200,000                 OTHER                           200,000
AMERIPRISE FINANCIAL, INC.
  CMN                           COM   03076C106      74       1,420                 OTHER                             1,420
AMR CORP (DEL) CMN              COM   001765106   1,001     110,920                  SOLE              110,920
ANADARKO PETROLEUM CORP CMN     COM   032511107     158       2,500                 OTHER                             2,500
ANGLO AMERICAN PLC ADR CMN      COM   03485P201      89       3,003                 OTHER                             3,003
APPLE, INC. CMN                 COM   037833100   2,153      15,000                  SOLE               15,000
AT&T INC CMN                    COM   00206R102     165       4,300                 OTHER                             4,300
AXA-UAP AMERICAN DEPOSITARY
  SHARES                        COM   054536107     101       2,800                 OTHER                             2,800
BAKER HUGHES INC CMN            COM   057224107     147       2,150                 OTHER                             2,150
BANCO SANTANDER, S.A. SPON
  ADR                           COM   05964H105     172       8,650                 OTHER                             8,650
BEAZER HOMES USA,INC. CMN       COM   07556Q105     340      36,000                  SOLE               36,000
BEBE STORES INC CMN             COM   075571109   2,079     193,390                  SOLE              193,390
BHP BILLITON LTD SPONSORED
  ADR CMN                       COM   088606108     115       1,750                 OTHER                             1,750
BIDZ.COM, INC. CMN              COM   08883T200     591      70,400                  SOLE               70,400
BJS RESTAURANTS INC CMN         COM   09180C106     879      61,000                  SOLE               61,000
BRUSH ENGINEERED MATLS INC
  CMN                           COM   117421107     149       5,786                  SOLE                5,786
CADBURY SCHWEPPES P.L.C. ADR
  ADR CMN                       COM   127209302      64       1,450                 OTHER                             1,450
CANADIAN NATURAL RESOURCES
  CMN                           COM   136385101      75       1,100                 OTHER                             1,100
CATERPILLAR INC (DELAWARE)
  CMN                           COM   149123101     145       1,850                 OTHER                             1,850
CBRL GROUP INC CMN              COM   12489V106     950      26,572                  SOLE               26,572
CHEESECAKE FACTORY INC CMN      COM   163072101   5,432     249,316                  SOLE              249,316
CHINA MOBILE LIMITED
  SPONSORED ADR CMN             COM   16941M109     218       2,900                 OTHER                             2,900
CISCO SYSTEMS, INC. CMN         COM   17275R102     154       6,400                 OTHER                             6,400
CITI TRENDS, INC. CMN           COM   17306X102   4,265     231,173                  SOLE              231,173
COCA-COLA COMPANY (THE) CMN     COM   191216100     913      15,000                 OTHER                            15,000


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      COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN             COLUMN 8
                                                                                                  7
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                                Title                        Shrs/
                                 of               Value      Prn    Share/ Put/   Investment  Other            Voting Authority
    Name of Issuer              Class   Cusip    (X$1000)    Amount Prn    Call   Discretion  Managers     Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
COLLECTIVE BRANDS, INC. CMN     COM   19421W100   3,830     315,975                  SOLE              315,975
COMPANHIA VALE DO RIO DOCE
  SPONSORED ADR CMN             COM   204412209     114       3,300                 OTHER                             3,300
CONOCOPHILLIPS CMN              COM   20825C104     152       2,000                 OTHER                             2,000
CONTINENTAL AIRLINES INC
  CLASS B                       COM   210795308     300      15,600                  SOLE               15,600
CREDIT SUISSE GROUP SPON ADR
  SPONSORED ADR CMN             COM   225401108     140       2,750                 OTHER                             2,750
DESIGN WITHIN REACH CMN         COM   250557105     656     230,000                  SOLE              230,000
DEVON ENERGY CORPORATION
  (NEW) CMN                     COM   25179M103     120       1,150                 OTHER                             1,150
DIAMONDS TRUST SERIES I DJIA
  DIAMONDS                      ETF   252787106   1,408      11,500                  SOLE               11,500
DOLLAR THRIFTY AUTOMOTIVE GRP
  COMMON STOCK                  COM   256743105     618      45,300                  SOLE               45,300
DRESS BARN INC CMN              COM   261570105   2,268     175,211                  SOLE              175,211
EBAY INC. CMN                   COM   278642103   2,238      75,000                 OTHER                            75,000
ELECTRONIC DATA SYSTEMS CORP
  CMN                           COM   285661104     283      17,000                  SOLE               17,000
EMC CORPORATION MASS CMN        COM   268648102      77       5,400                 OTHER                             5,400
ENCANA CORPORATION CMN          COM   292505104     106       1,400                 OTHER                             1,400
EPIQ SYS INC CMN                COM   26882D109     987      63,600                  SOLE               63,600
FOSTER WHEELER LTD CMN          COM   G36535139     464       8,200                  SOLE                8,200
FREEPORT-MCMORAN COPPER &
  GOLD CMN                      COM   35671D857     156       1,619                 OTHER                             1,619
GENERAL ELECTRIC CO CMN         COM   369604103     171       4,625                 OTHER                             4,625
GLAXOSMITHKLINE PLC
  SPONSORED ADR CMN             COM   37733W105      64       1,500                 OTHER                             1,500
GOLDMAN SACHS GROUP, INC.
  (THE) CMN                     COM   38141G104     124         750                 OTHER                               750
GOOGLE, INC. CMN CLASS A        COM   38259P508   1,982       4,500                  SOLE                4,500
HANSEN NATURAL CORP CMN         COM   411310105   4,709     133,380                  SOLE              133,380
HARMAN INTL INDS INC (NEW)
  CMN                           COM   413086109     174       4,000                  SOLE                4,000
HEWLETT-PACKARD CO. CMN         COM   428236103      98       2,150                 OTHER                             2,150
HONEYWELL INTL INC CMN          COM   438516106      71       1,250                 OTHER                             1,250
HQ SUSTAINABLE MARITIME IND,
  I*NC CMN                      COM   40426A208   1,041      89,000                  SOLE               89,000
ILLINOIS TOOL WORKS CMN         COM   452308109      84       1,750                 OTHER                             1,750
ING GROEP N.V. SPONS ADR
  SPONSORED ADR CMN             COM   456837103      86       2,300                 OTHER                             2,300
INTEL CORPORATION CMN           COM   458140100     120       5,650                 OTHER                             5,650
ISHARES MSCI EMERGING MKT
  INDEX FUND ETF                ETF   464287234     306       2,275                 OTHER                             2,275
ISHARES MSCI HONG KONG INDEX
  FD                            ETF   464286871     253      14,100                  SOLE               14,100
ISHARES MSCI JAPAN INDEX FD
  MARKET INDEX                  ETF   464286848     155      12,500                 OTHER               12,500
ISHARES MSCI UNITED KINGDOM
  INDEX FUND ETF                ETF   464286699     119      51,900                  SOLE               51,900
ISHARES S&P 100 INDEX FUND
  ETF                           ETF   464287101  21,147     344,700                  SOLE              344,700
JOHNSON & JOHNSON CMN           COM   478160104     422       6,500                  SOLE                6,500


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      COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN             COLUMN 8
                                                                                                  7
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                                Title                        Shrs/
                                 of               Value      Prn    Share/ Put/   Investment  Other            Voting Authority
    Name of Issuer              Class   Cusip    (X$1000)    Amount Prn    Call   Discretion  Managers     Sole     Shared    None
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KONA GRILL, INC. CMN            COM   50047H201     633      71,318                  SOLE               71,318
LANCASTER COLONY CORP CMN       COM   513847103   1,998      49,992                 OTHER                            49,992
LANDRYS RESTAURANTS INC CMN     COM   51508L103   3,398     208,700                  SOLE              208,700
LIBERTY MEDIA HLDG CORP CMN
  SERIES A INTERACTIVE          COM   53071M104     646      40,000                 OTHER                            40,000
LOCKHEED MARTIN CORPORATION
  CMN                           COM   539830109     114       1,150                 OTHER                             1,150
MATSUSHITA ELEC INDL ADR ADR
  CMN                           COM   576879209      92       4,250                 OTHER                             4,250
MERCK & CO.INC. CMN             COM   589331107      81       2,125                 OTHER                             2,125
MICROSOFT CORPORATION CMN       COM   594918104     397      14,000                  SOLE               14,000
MICROSOFT CORPORATION CMN       COM   594918104   2,409      84,900                 OTHER                            84,900
MITSUBISHI UFJ FINL GROUP,
  INC*. SPONSORED ADR CMN       COM   606822104      71       8,125                 OTHER                             8,125
MORGAN STANLEY CMN              COM   617446448      69       1,500                 OTHER                             1,500
MOTOROLA INC CMN                COM   620076109      39       4,200                 OTHER                             4,200
NISSAN MOTOR CO LTD
  SPONSORED ADR                 COM   654744408      70       4,200                 OTHER                             4,200
NOKIA CORP SPON ADR
  SPONSORED ADR CMN             COM   654902204     148       4,650                 OTHER                             4,650
NOMURA HOLDINGS, INC.
  SPONSORED ADR CMN             COM   65535H208      56       3,700                 OTHER                             3,700
NUCOR CORPORATION CMN           COM   670346105     119       1,750                 OTHER                             1,750
OCCIDENTAL PETROLEUM CORP CMN   COM   674599105     161       2,200                 OTHER                             2,200
OFFICE DEPOT INC CMN            COM   676220106   4,406     398,710                  SOLE              398,710
ORACLE CORPORATION CMN          COM   68389X105     101       5,175                 OTHER                             5,175
PEOPLESUPPORT, INC. CMN         COM   712714302   1,330     145,851                  SOLE              145,851
PETROLEO BRASILEIRO S.A. -
  PET*ROBRAS SPONSORED ADR CMN  COM   71654V408     156       1,525                 OTHER                             1,525
PFIZER INC. CMN                 COM   717081103     733      35,000                 OTHER                            35,000
PROCTER & GAMBLE COMPANY
  (THE) CMN                     COM   742718109      95       1,350                 OTHER                             1,350
QUEST DIAGNOSTICS
  INCORPORATED CMN              COM   74834L100   2,399      53,000                  SOLE               53,000
RIO TINTO PLC SPONSORED ADR     COM   767204100     154         375                 OTHER                               375
ROSS STORES,INC CMN             COM   778296103   3,370     112,500                  SOLE              112,500
SCHLUMBERGER LTD CMN            COM   806857108     183       2,100                 OTHER                             2,100
SEMICONDUCTOR HOLDERS TRUST
  DEPOSITORY RECEIPTS           ETF   816636203     402      14,000                  SOLE               14,000
SHERWIN-WILLIAMS CO CMN         COM   824348106      64       1,250                 OTHER                             1,250
SIEMENS AG SPONSORED ADR CMN    COM   826197501     172       1,575                 OTHER                             1,575
SONY CORPORATION ADR CMN        COM   835699307      54       1,350                 OTHER                             1,350
STANDARD PACIFIC CORP NEW CMN   COM   85375C101     915     188,170                  SOLE              188,170
STARBUCKS CORP. CMN             COM   855244109     252      14,400                  SOLE               14,400
SUN BANCORP INC (N.J.) CMN      COM   86663B102     158      12,000                  SOLE               12,000
TELEFONICA S.A. ADR SPONSORED
  ADR CMN                       COM   879382208      91       1,050                 OTHER                             1,050


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      COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN             COLUMN 8
                                                                                                  7
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                                Title                        Shrs/
                                 of               Value      Prn    Share/ Put/   Investment  Other            Voting Authority
    Name of Issuer              Class   Cusip    (X$1000)    Amount Prn    Call   Discretion  Managers     Sole     Shared    None
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TEXAS INSTRUMENTS INC. CMN      COM   882508104     116       4,100                 OTHER                             4,100
TEXAS ROADHOUSE, INC. CMN
  CLASS A                       COM   882681109   5,490     560,188                  SOLE              560,188
THE BANCORP INC CMN             COM   05969A105     981      81,184                 OTHER                            81,184
THE HERSHEY COMPANY CMN         COM   427866108     188       5,000                  SOLE                5,000
TOLL BROTHERS, INC. CMN         COM   889478103     939      40,000                  SOLE               40,000
TOTAL SA SPONSORED ADR CMN      COM   89151E109     144       1,950                 OTHER                             1,950
TRANSOCEAN INC. CMN             COM   G90073100     109         804                 OTHER                               804
TRINITY INDUSTRIES INC (DEL)
  CMN                           COM   896522109   2,111      79,200                  SOLE               79,200
TRINITY INDUSTRIES INC (DEL)
  CMN                           COM   896522109      47       1,750                 OTHER                             1,750
UBS AG CMN                      COM   H89231338      50       1,750                 OTHER                             1,750
UNILEVER N.V. NY SHS (NEW)
  ADR CMN                       COM   904784709     148       4,400                 OTHER                             4,400
UNITED TECHNOLOGIES CORP CMN    COM   913017109     344       5,000                  SOLE                5,000
UNITED TECHNOLOGIES CORP CMN    COM   913017109     120       1,750                 OTHER                             1,750
US AIRWAYS GROUP INC CMN        COM   90341W108     815      91,500                  SOLE               91,500
VANGUARD REIT ETF MUTUAL FUND   ETF   922908553     125       2,000                 OTHER                             2,000
VCA ANTECH, INC. CMN            COM   918194101     670      24,514                  SOLE               24,514
WILLDAN GROUP INC CMN           COM   96924N100   1,170     197,233                  SOLE              197,233
ZUMIEZ INC. CMN                 COM   989817101     218      13,900                  SOLE               13,900